Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets
Financial assets and financial liabilities are measured on an ongoing basis at cost, fair value or amortized cost.

Carrying value as at Dec. 31, 2025	Derivatives used for hedging	Derivatives held for trading (FVTPL)	Amortized cost	Other financial assets and liabilities (FVTPL)	Other financial assets (FVOCI)	Total
Financial assets
Cash and cash equivalents(1)	—	—	205	—	—	205
Restricted cash	—	—	78	—	—	78
Trade and other receivables(2)	—	—	630	—	—	630
Long-term financial assets	—	—	—	140	—	140
Long-term portion of finance lease receivables	—	—	277	—	—	277
Long-term portion of loan receivable(3)	—	—	30	—	—	30
Other investments(4)	—	—	—	25	1	26
Risk management assets
Current	—	162	—	—	—	162
Long-term	—	32	—	—	—	32
Financial liabilities
Accounts payable, accrued liabilities and other current liabilities(5)	—	—	574	—	—	574
Dividends payable	—	—	52	—	—	52
Risk management liabilities
Current	—	156	—	—	—	156
Long-term	—	519	—	—	—	519
Credit facilities, long-term debt and lease liabilities(6)	—	—	3,593	—	—	3,593
Exchangeable securities	—	—	750	—	—	750
(1)Includes cash equivalents of nil.
(2)Excludes income taxes receivable.
(3)Included in other assets. Refer to Note 23.
(4)Excludes EMG International, LLC and Tent Mountain. Refer to Note 9.
(5)Excludes the current portion of contract liabilities, current income taxes payable, liabilities held for sale and contingent consideration payable.
(6)Includes current portion.

Carrying value as at Dec. 31, 2024	Derivatives used for hedging	Derivatives held for trading (FVTPL)	Amortized cost	Other financial assets (FVTPL)	Other financial assets (FVTOCI)	Total
Financial assets
Cash and cash equivalents(1)	—	—	337	—	—	337
Restricted cash	—	—	69	—	—	69
Trade and other receivables(2)	—	—	725	—	—	725
Long-term portion of finance lease receivables	—	—	305	—	—	305
Long-term portion of loan receivable(3)	—	—	24	—	—	24
Other investments(4)	—	—	—	22	1	23
Risk management assets
Current	45	273	—	—	—	318
Long-term	—	93	—	—	—	93
Financial liabilities
Bank overdraft	—	—	1	—	—	1
Accounts payable, accrued liabilities and other current liabilities(5)	—	—	720	—	—	720
Contingent consideration	—	—	—	81	—	81
Dividends payable	—	—	49	—	—	49
Risk management liabilities
Current	—	277	—	—	—	277
Long-term	—	305	—	—	—	305
Credit facilities, long-term debt and lease liabilities(6)	—	—	3,808	—	—	3,808
Exchangeable securities	—	—	750	—	—	750
(1)Includes cash equivalents of nil.
(2)Excludes income taxes receivable.
(3)Included in other assets. Refer to Note 23.
(4)Excludes EMG International, LLC and Tent Mountain. Refer to Note 9.
(5)Excludes the current portion of contract liabilities, current income taxes payable and liabilities held for sale.
(6)Includes current portion.

Disclosure of financial liabilities
Financial assets and financial liabilities are measured on an ongoing basis at cost, fair value or amortized cost.

Carrying value as at Dec. 31, 2025	Derivatives used for hedging	Derivatives held for trading (FVTPL)	Amortized cost	Other financial assets and liabilities (FVTPL)	Other financial assets (FVOCI)	Total
Financial assets
Cash and cash equivalents(1)	—	—	205	—	—	205
Restricted cash	—	—	78	—	—	78
Trade and other receivables(2)	—	—	630	—	—	630
Long-term financial assets	—	—	—	140	—	140
Long-term portion of finance lease receivables	—	—	277	—	—	277
Long-term portion of loan receivable(3)	—	—	30	—	—	30
Other investments(4)	—	—	—	25	1	26
Risk management assets
Current	—	162	—	—	—	162
Long-term	—	32	—	—	—	32
Financial liabilities
Accounts payable, accrued liabilities and other current liabilities(5)	—	—	574	—	—	574
Dividends payable	—	—	52	—	—	52
Risk management liabilities
Current	—	156	—	—	—	156
Long-term	—	519	—	—	—	519
Credit facilities, long-term debt and lease liabilities(6)	—	—	3,593	—	—	3,593
Exchangeable securities	—	—	750	—	—	750
(1)Includes cash equivalents of nil.
(2)Excludes income taxes receivable.
(3)Included in other assets. Refer to Note 23.
(4)Excludes EMG International, LLC and Tent Mountain. Refer to Note 9.
(5)Excludes the current portion of contract liabilities, current income taxes payable, liabilities held for sale and contingent consideration payable.
(6)Includes current portion.

Carrying value as at Dec. 31, 2024	Derivatives used for hedging	Derivatives held for trading (FVTPL)	Amortized cost	Other financial assets (FVTPL)	Other financial assets (FVTOCI)	Total
Financial assets
Cash and cash equivalents(1)	—	—	337	—	—	337
Restricted cash	—	—	69	—	—	69
Trade and other receivables(2)	—	—	725	—	—	725
Long-term portion of finance lease receivables	—	—	305	—	—	305
Long-term portion of loan receivable(3)	—	—	24	—	—	24
Other investments(4)	—	—	—	22	1	23
Risk management assets
Current	45	273	—	—	—	318
Long-term	—	93	—	—	—	93
Financial liabilities
Bank overdraft	—	—	1	—	—	1
Accounts payable, accrued liabilities and other current liabilities(5)	—	—	720	—	—	720
Contingent consideration	—	—	—	81	—	81
Dividends payable	—	—	49	—	—	49
Risk management liabilities
Current	—	277	—	—	—	277
Long-term	—	305	—	—	—	305
Credit facilities, long-term debt and lease liabilities(6)	—	—	3,808	—	—	3,808
Exchangeable securities	—	—	750	—	—	750
(1)Includes cash equivalents of nil.
(2)Excludes income taxes receivable.
(3)Included in other assets. Refer to Note 23.
(4)Excludes EMG International, LLC and Tent Mountain. Refer to Note 9.
(5)Excludes the current portion of contract liabilities, current income taxes payable and liabilities held for sale.
(6)Includes current portion.

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
The following table summarizes the key factors impacting the fair value of the Level III commodity risk management assets and liabilities by classification during the years ended Dec. 31, 2025 and 2024, respectively:

	Year ended Dec. 31, 2025			Year ended Dec. 31, 2024
	Hedge	Non-hedge	Total	Hedge	Non-hedge	Total
Opening balance	—	(153)	(153)	—	(147)	(147)
Changes attributable to:
New contracts added	—	—	—	—	3	3
Market price changes on existing contracts	—	(261)	(261)	—	(49)	(49)
Market price changes on new contracts	—	17	17	—	27	27
Contracts settled	—	(48)	(48)	—	23	23
Change in foreign exchange rates	—	(2)	(2)	—	(10)	(10)
Net risk management liabilities at end of year	—	(447)	(447)	—	(153)	(153)
Additional Level III information:
Total losses included in (loss) earnings before income taxes	—	(246)	(246)	—	(32)	(32)
Unrealized losses included in (loss) earnings before income taxes relating to net assets (liabilities) held at year end	—	(294)	(294)	—	(9)	(9)
The following table summarizes the key factors impacting the fair value of the Level III long-term financial assets by classification during the year ended Dec. 31, 2025:

Year ended Dec. 31, 2025	Total
Opening balance	—
Changes attributable to:
Draws	170
Repayments	(19)
Fair value changes	(5)
Change in foreign exchange rates	(6)
Transfers out of Level III	—
Balance, Dec. 31, 2025	140
Additional Level III information:
Losses recognized in other comprehensive loss	—
Total losses included in loss before income taxes	(11)
Unrealized losses included in earnings before income taxes	(11)

Disclosure for sensitivity ranges for the base fair value

As at	Dec. 31, 2025
Description	Valuation technique	Unobservable input	Reasonably possible change	Potential change in fair value(1)
Long-term wind energy sale — Eastern U.S.	Long-term price forecast	Illiquid future power prices (per MWh)	Price decrease of US$6 or increase of US$6
		Illiquid future REC(2) prices (per unit)	Price decrease of US$4 or increase of US$17	+26	-43
		Wind discounts	0% decrease or 5% increase
Long-term wind energy sale — Canada	Long-term price forecast	Illiquid future power prices (per MWh)	Price decrease of $21 or increase of $10	+55	-22
		Wind discounts	5% decrease or 5% increase
Long-term wind energy sale — Central U.S.	Long-term price forecast	Illiquid future power prices (per MWh)	Price decrease of US$7 or increase of US$3	+47	-52
		Wind discounts	2% decrease or 6% increase
(1)Potential change in fair value represents the total increase or decrease in recognized fair value that could arise from the use of the reasonably possible changes of all unobservable inputs.
(2)Renewable energy credits

As at	Dec. 31, 2024
Description	Valuation technique	Unobservable input	Reasonably possible change	Potential change in fair value(1)
Long-term wind energy sale — Eastern U.S.	Long-term price forecast	Illiquid future power prices (per MWh)	Price decrease or increase of US$6
		Illiquid future REC(2) prices (per unit)	Price decrease of US$12 or increase of US$8	+42	-30
		Wind discounts	0% decrease or 6% increase
Long-term wind energy sale — Canada	Long-term price forecast	Illiquid future power prices (per MWh)	Price decrease of $57 or increase of $10	+53	-17
		Wind discounts	15% decrease or 5% increase
Long-term wind energy sale — Central U.S.	Long-term price forecast	Illiquid future power prices (per MWh)	Price decrease of US$4 or increase of US$3	+84	-77
		Wind discounts	2% decrease or 2% increase
(1)Potential change in fair value represents the total increase or decrease in recognized fair value that would arise from the use of the reasonably possible changes of all unobservable inputs.
(2)Renewable energy credits

Disclosure of fair value measurement of liabilities
The fair value of financial assets and liabilities measured at other than fair value is as follows:

	Fair value(2)				Total carrying value(2)
	Level I	Level II	Level III	Total
Long-term debt — Dec. 31, 2025	—	3,255	—	3,255	3,447
Exchangeable securities — Dec. 31, 2025	—	752	—	752	750
Long-term financial asset — Dec. 31, 2025	—	—	140	140	140
Loan receivable — Dec. 31, 2025(1)	—	31	—	31	31
Long-term debt — Dec. 31, 2024	—	3,447	—	3,447	3,657
Exchangeable securities — Dec. 31, 2024	—	739	—	739	750
Loan receivable — Dec. 31, 2024(1)	—	25	—	25	25
(1)Included within Other assets.
(2)Includes current and non-current portions.

Disclosure of difference between transaction price and the fair value determined using valuation model
The difference between the transaction price and the fair value determined using a valuation model, yet to be recognized in net (loss) earnings and a reconciliation of changes is as follows:

As at Dec. 31	2025	2024
Unamortized net gain at beginning of year	11	3
New inception gains (1)	—	31
Change in foreign exchange rates	1	(3)
Amortization recorded in net (loss) earnings during the year	(33)	(20)
Unamortized net (loss) gain at end of year	(21)	11
(1)During 2024, the Company entered into long-term fixed price power sale contracts with certain of its U.S. customers that resulted in new inception losses due to the difference between the fixed PPA price and future estimated market prices. There are other key factors, such as project economics and incentives, that influence the long-term power price for renewable projects outside of the power price curve, which is not liquid for the majority of the duration of the PPA.